INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rollforward of net balance of deferred income tax
Beginning balance	R$ (1,029,135)	R$ (1,787,354)
Business combination with Fibria	1,034,842
Tax loss	270,559	(264,955)
Tax loss carryforwards	139,719	(23,203)
(Reversal)/provision for judicial liabilities	31,262	(1,964)
Operating provisions and other losses	(21,757)	82,785
Exchange rate variation - Taxation on a cash basis	552,421	451,300
Derivative losses	319,860	390,198
Fair value adjustment on business combination - Amortization	699,527	5,327
Unrealized profit on inventories	65,492	124,454
Lease	(3,274)	69
Adjustment to present value		174
Tax benefit on unamortized goodwill	(203,696)	(3,098)
Property, plant and equipment - Deemed cost	46,359	51,408
Accelerated depreciation	82,982	(13,067)
Borrowing cost	44,727	(23,145)
Fair value of biological assets	(60,778)	(22,307)
Tax provision on results of subsidiaries abroad	(351,485)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	(43,559)
Other temporary differences	(18,901)	4,243
Ending balance	R$ 1,555,165	R$ (1,029,135)